Liabilities for assets acquisitions and subsidiaries (Details) - BRL (R$) R$ in Thousands	1 Months Ended
	Mar. 31, 2018	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Liabilities for assets acquisitions and subsidiaries		R$ 18,588	R$ 21,166
Liabilities for assets acquisitions and subsidiaries		78,213	99,324
Facepa (1)
Disclosure of detailed information about business combination [line items]
Liabilities for Assets Acquisitions through Business Combination		28,131	27,182
Asset Acquisition Consideration Transferred	R$ 307,876
Payments to Acquire Productive Assets	R$ 267,876
Vale Florestar Fundo de Investimento em Participações ("VFFIP") (2)
Disclosure of detailed information about business combination [line items]
Liabilities for Assets Acquisitions through Business Combination		68,670	93,308
Business combinations
Disclosure of detailed information about business combination [line items]
Liabilities for Assets Acquisitions through Business Combination		R$ 96,801	R$ 120,490